INCOME TAXES - Operating Loss Carryforwards (Details) $ in Millions	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Net Operating and Capital Loss Carryforwards	$ 4,927
Tax Credit Carryforwards and Other Attributes	425
U.S. Federal
Operating Loss Carryforwards [Line Items]
Net Operating and Capital Loss Carryforwards	532
Tax Credit Carryforwards and Other Attributes	96
U.S. State
Operating Loss Carryforwards [Line Items]
Net Operating and Capital Loss Carryforwards	675
Tax Credit Carryforwards and Other Attributes	25
Non-U.S.
Operating Loss Carryforwards [Line Items]
Net Operating and Capital Loss Carryforwards	3,720
Tax Credit Carryforwards and Other Attributes	$ 304